Profit before taxation - Summary of profit from operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit Before Taxation [Abstract]
Amortization of intangible assets	$ 59	$ 69	$ 75
Depreciation of property, plant and equipment	7	7	7
Depreciation of right-of-use asset	8	8	7
Foreign exchange losses	$ 9	$ 30	$ 41